Post Balance Sheet Events (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 19, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Aug. 15, 2022
IfrsStatementLineItems [Line Items]
Gross proceeds from public offering			$ 230,019	$ 990,639
Non-adjusting event [member]
IfrsStatementLineItems [Line Items]
[custom:Bonus-0]	$ 150,000
[custom:ShorttermCreditFacility-0]					$ 2,000,000
Interest rate					16.00%
Additional interest rate					4.00%
Non-adjusting event [member] | American depository shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	625,000
Price per share	$ 4.00
Gross proceeds from public offering	$ 2,500,000